RELATED PARTY TRANSACTIONS - Tax consolidation transactions (Details) - CAD ($) $ in Millions							12 Months Ended
	Dec. 07, 2022	Oct. 17, 2022	Dec. 10, 2021	Oct. 01, 2021	Dec. 18, 2020	Nov. 12, 2020	Dec. 31, 2022	Dec. 31, 2021
Related Parties
Subordinated loan from the parent corporation							$ (1,595.0)	$ (1,595.0)
Parent
Related Parties
Subordinated loan from the parent corporation							(1,595.0)	(1,595.0)
Subordinated loan granted during the period				$ 1,473.0		$ 1,700.0	$ 1,595.0
Interest rate on subordinated loan (in percentage)		10.50%		8.50%		9.00%	9.50%
Repayment of subordinated loan			$ 1,473.0
Parent | Series L Preference Shares Member
Related Parties
Repayment of subordinated loan					$ 1,700.0
Parent | Series N Preference Shares
Related Parties
Subordinated loan granted during the period		$ 2,113.0
Repayment of subordinated loan	$ 2,113.0
9346-9963 Quebec Inc | Series C preference shares
Related Parties
Number of preferred shares redeemed							1,595,000
Preferred stock annual dividend rate (in percentage)							9.60%
9346-9963 Quebec Inc | Series L Preference Shares Member
Related Parties
Investment in an affiliated corporation						$ 1,700.0
Number of preferred shares redeemed					1,700,000
Preferred stock annual dividend rate (in percentage)						9.10%
Redeemable preferred shares acquired (in shares)						1,700,000
Payments for redemption of preferred stock in cash					$ 1,700.0
9346-9963 Quebec Inc | Series M preference shares
Related Parties
Investment in an affiliated corporation				$ 1,473.0
Number of preferred shares redeemed			1,473,000
Preferred stock annual dividend rate (in percentage)				8.60%
Redeemable preferred shares acquired (in shares)				1,473,000
Payments for redemption of preferred stock in cash			$ 1,473.0
9346-9963 Quebec Inc | Series N Preference Shares
Related Parties
Investment in an affiliated corporation		$ 2,113.0
Number of preferred shares redeemed	2,113,000
Preferred stock annual dividend rate (in percentage)		10.60%
Redeemable preferred shares acquired (in shares)		2,113,000
Payments for redemption of preferred stock in cash	$ 2,113.0
Other affiliated corporations
Related Parties
Investment in an affiliated corporation							$ 1,595.0	$ 1,595.0